Shareholder Report, Average Annual Return (Details)	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	34 Months Ended	60 Months Ended	65 Months Ended	89 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
AAM Brentview Dividend Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Brentview Dividend Growth ETF NAV
Average Annual Return, Percent			4.22%
AAM Low Duration Preferred and Income Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Low Duration Preferred and Income Securities ETF NAV
Average Annual Return, Percent				2.34%		2.85%	1.69%
AAM S&P 500 High Dividend Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM S&P 500 High Dividend Value ETF NAV
Average Annual Return, Percent				6.76%		12.74%		6.59%
AAM Sawgrass U.S. Large Cap Quality Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV
Average Annual Return, Percent			(0.18%)
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV
Average Annual Return, Percent			(1.11%)
AAM SLC Low Duration Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM SLC Low Duration Income ETF NAV
Average Annual Return, Percent	1.79%
AAM Transformers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Transformers ETF NAV
Average Annual Return, Percent				11.56%	15.06%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent			3.48%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				8.02%		(0.67%)	0.30%
ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities
Average Annual Return, Percent				2.80%		3.23%	2.09%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent				12.10%		15.61%		12.53%
S&P 500 Dividend and Free Cash Flow Yield Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Dividend and Free Cash Flow Yield Index TR
Average Annual Return, Percent				7.15%		13.16%		6.95%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent			3.48%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return
Average Annual Return, Percent			5.65%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent			3.48%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return
Average Annual Return, Percent			(9.35%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.64%
Bloomberg 1-3 Year US Government/Credit [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit
Average Annual Return, Percent	2.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent				12.10%	15.78%
Pence Transformers Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pence Transformers Index Total Return
Average Annual Return, Percent				12.26%	15.75%